SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplementary Cash Flow Information [Abstract]
Loss on disposal and write-down of assets	$ 13.7	$ 31.5
Adjustments for provisions	(5.9)	(2.5)
Cash at bank	485.8	156.3
Bank short-term deposits	$ 165.4	$ 2.5